UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
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   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------------------
                 San Francisco, CA 94111
                 ----------------------------------------------

                 ----------------------------------------------

Form 13F File Number: 28-10629
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Manoj K. Pombra
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Manoj K. Pombra                San Francisco, CA      11/12/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-                                   N/A
------------------------              -----------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     26
                                        --------------------

Form 13F Information Table Value Total:     636,418
                                        --------------------
                                            (thousands)


List of Other Included Managers: None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number            Name

          28-
---       ------------------------        ------------------------------
[Repeat as necessary.]

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
------------------------- ---------------- --------- -------- --------------------- ---------- --------  ---------------------------
                                                      VALUE    SHRS OR   SH/   PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL DISCRETION MANAGERS    SOLE      SHARED    NONE
------------------------- ---------------- --------- -------- ---------- ----- ---- ---------- --------  ----------  ------   ------
BAIDU COM INC            SPON ADR REP A    056752108  22,448     77,500  SH           Sole                   77,500
CANON INC                ADR               138006309  15,307    281,950  SH           Sole                  281,950
CHINA MOBILE LIMITED     SPONSORED ADR     16941M109 102,718  1,252,050  SH           Sole                1,252,050
CHUNGHWA TELECOM CO LTD  SPONSORED ADR     17133Q205  46,240  2,502,155  SH           Sole                2,502,155
CTRIP COM INTL LTD       ADR               22943F100   3,797     73,300  SH           Sole                   73,300
FOCUS MEDIA HLDG LTD     SPONSORED ADR     34415V109   3,829     66,000  SH           Sole                   66,000
HSBC HLDGS PLC           SPON ADR NEW      404280406  68,301    737,597  SH           Sole                  737,597
HDFC BANK LTD            ADR REPS 3 SHS    40415F101   1,221     11,400  SH           Sole                   11,400
HONDA MOTOR LTD          AMERN SHS         438128308   1,234     37,000  SH           Sole                   37,000
HUANENG PWR INTL INC     SPON ADR H SHS    443304100  11,263    213,400  SH           Sole                  213,400
KOOKMIN BK NEW           SPONSORED ADR     50049M109   7,404     90,309  SH           Sole                   90,309
KOREA ELECTRIC PWR       SPONSORED ADR     500631106   6,857    296,210  SH           Sole                  296,210
KT CORP                  SPONSORED ADR     48268K101  21,445    856,090  SH           Sole                  856,090
THE9 LTD                 ADR               88337K104  13,055    378,508  SH           Sole                  378,508
NETEASE COM INC          SPONSORED ADR     64110W102  89,724  5,309,100  SH           Sole                5,281,200           27,900
NEW ORIENTAL ED & TECH
   GRP I                 SPON ADR          647581107  22,777    342,200  SH           Sole                  342,200
PERFECT WORLD CO LTD     SPON ADR REP B    71372U104   2,478     91,500  SH           Sole                   91,500
PETROCHINA CO LTD        SPONSORED ADR     71646E100     777      4,200  SH           Sole                    4,200
SIFY LTD                 SPONSORED ADR     82655M107  14,487  1,704,300  SH           Sole                1,704,300
SINA CORP                ORD               G81477104  60,889  1,272,500  SH           Sole                1,272,500
SK TELECOM LTD           SPONSORED ADR     78440P108  37,778  1,272,000  SH           Sole                1,272,000
SONY CORP                ADR NEW           835699307  16,936    352,400  SH           Sole                  352,400
PT TELEKOMUNIKASI
   INDONESIA             SPONSORED ADR     715684106  50,215  1,028,580  SH           Sole                1,028,580
TOYOTA MOTOR CORP        SP ADR REP2COM    892331307   8,250     70,600  SH           Sole                   70,600
TAIWAN SEMICONDUCTOR
   MFG LTD               SPONSORED ADR     874039100     459     45,363  SH           Sole                   45,363
TATA MTRS LTD            SPONSORED ADR     876568502   6,529    341,100  SH           Sole                  341,100

                                                     636,418